LEASES (Details Narrative) - USD ($)	6 Months Ended
	Aug. 31, 2025	Aug. 31, 2024
Lessee, Lease, Description [Line Items]
Operating lease expenses	$ 15,763	$ 14,994
Maximum [Member]
Lessee, Lease, Description [Line Items]
Lease term	5 years